Dreyfus Premier Investment Funds, Inc. (the "Registrant")

-Dreyfus Global Infrastructure Fund (the “Fund”)

Incorporated herein by reference is the definitive version of the above-referenced fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 2, 2016 (SEC Accession No. 0000881773-16-000067).